Filed pursuant to 497(e) and 497(k)
File Nos. 002-80751 and 811-03618

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED FEBRUARY 1, 2023

TO THE

SUMMARY PROSPECTUS,

PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH

DATED APRIL 29, 2022, AS SUPPLEMENTED

MFS® Total Return Portfolio

Henry Peabody no longer serves as a portfolio manager of the MFS® Total Return Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. Effective immediately, all references to Mr. Peabody in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE